Restatement of Previously Issued Consolidated Financial Statements - Schedule of Condensed Statement of Financial Position (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule of Condensed Statement of Financial Position [Line Items]
Warrants liability	$ 36,273,902	$ 37,864,064
Total current liabilities	54,214,261	55,393,488
Total liabilities	69,232,212	70,417,284
Net assets	77,099,456	(11,065,748)
Accumulated deficit	(167,621,886)	(148,685,433)
Total equity	77,099,456	$ (11,065,748)	$ 31,798,263	$ 31,678,523
As Previously Reported [Member]
Schedule of Condensed Statement of Financial Position [Line Items]
Warrants liability	39,758,952
Total current liabilities	57,699,311
Total liabilities	72,717,262
Net assets	73,614,406
Accumulated deficit	(171,106,936)
Total equity	73,614,406
Adjustment [Member]
Schedule of Condensed Statement of Financial Position [Line Items]
Warrants liability	(3,485,050)
Total current liabilities	(3,485,050)
Total liabilities	(3,485,050)
Net assets	3,485,000
Accumulated deficit	3,485,000
Total equity	$ 3,485,000